Risk Management - Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	₩ (7,976)	₩ 65,157
Fair value risk hedge	20,946	25
Trading purpose	4,566,443	6,460,472
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	246	2,655
Fair value risk hedge	(1,656)	255
Trading purpose	4,566,443	6,460,472
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(206)	6,004
Fair value risk hedge	598	(302)
Trading purpose	0	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(502)	515
Fair value risk hedge	(940)	233
Trading purpose	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(717)	239
Fair value risk hedge	1,392	(287)
Trading purpose	0	0
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(2,744)	55,744
Fair value risk hedge	21,552	126
Trading purpose	0	0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(4,053)	0
Fair value risk hedge	0	0
Trading purpose	₩ 0	₩ 0